FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value of its financial assets on a three-tier value hierarchy, which prioritizes the inputs, used in the valuation methodologies in measuring fair value:

⋅	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

⋅	Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

⋅	Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s interest rate Term Loan, Debentures and Convertible Notes are measured using Level 3 inputs.

Derivative Instruments

The Company determines its estimate of the fair value of derivative instruments using a market approach based on several factors, including quoted market prices in active markets, quotes from third parties, and the credit rating of its counterparty. The Company also performs an internal valuation to ensure the reasonableness of third-party quotes.

In evaluating counterparty credit risk, the Company assessed the possibility of whether the counterparty to the derivative would default by failing to make any contractually required payments. The Company considered that the counterparty is of substantial credit quality and has the financial resources and willingness to meet its potential repayment obligations associated with the derivative transactions.

The Company has no such derivative instruments at June 30, 2016 and December 31, 2015.

Asset Retirement Obligation

The fair value of the Company’s asset retirement obligation liability is calculated at the point of inception by taking into account, the cost of abandoning oil and gas wells, which is based on the Company’s and/or Industry’s historical experience for similar work, or estimates from independent third-parties; the economic lives of its properties, which are based on estimates from reserve engineers; the inflation rate; and the credit adjusted risk-free rate, which takes into account the Company’s credit risk and the time value of money. Given the unobservable nature of the inputs, the initial measurement of the asset retirement obligation liability is deemed to use Level 3 inputs.

Impairment

The Company estimates the expected undiscounted future cash flows of its oil and natural gas properties and compares such amounts to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costs using estimates or proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. These assumptions represent Level 3 inputs. The Company did not have an impairment during the three and six months ended June 30, 2016. Impairment of oil and gas assets for the three and six months ended June 30, 2015 was approximately $505,000 and $5.97 million, respectively.

Executive Compensation

Effective as of June 23, 2016, the Company and each of Abraham Mirman, Ronald D. Ormand, Michael Pawelek, Kevin Nanke, Edward Shaw, Ariella Fuchs and Joe Pawelek entered into a new employment agreement, which replaced any prior employment agreements with the Company or Brushy in the entirety. Each employment agreement provides for the executive to receive a cash incentive bonus if certain production thresholds are achieved by the Company. The Company has not yet met these production thresholds within the required measurement period for that term under the new employment agreements or the prior employment agreements in effect prior to June 23, 2016. As such, at June 30, 2016, the incentive bonus liability had no value.

For a complete description of the terms of each employment agreement see Note 9—Related Party Transactions.

Change in Warrant Liability

On September 2, 2014, the Company entered into a Consulting Agreement with Bristol Capital, LLC (“Bristol”), pursuant to which the Company issued to Bristol a warrant to purchase up to 100,000 shares of Common Stock at an exercise price of $20.00 per share (or, in the alternative, 100,000 options, but in no case both). The agreement has a price protection feature that will automatically reduce the exercise price if the Company enters into another consulting agreement pursuant to which warrants are issued with a lower exercise price.

On June 30, 2016, the Company revalued the warrants/options using the following variables: (i) warrants to purchase up to 100,000 shares of Common Stock; (ii) stock price of $2.00; (iii) exercise price of $20.00; (iv) expected life of 3.2 years; (v) volatility of 150%; risk free rate of 0.8% for a total value of approximately $94,000, which adjusted the change in fair value valuation of the derivative by approximately $36,000 and $50,000 for the three and six months ended June 30, 2016, respectively.

On January 8, 2015, the Company entered into the Credit Agreement (as defined below). In connection with the Credit Agreement, the Company issued to Heartland a warrant to purchase up to 22,500 shares of Common Stock at an adjusted exercise price of $4.26 with the initial advance, which contains an anti-dilution feature that reduces the exercise price and adjusts the share amount if the Company enters into another agreement pursuant to which warrants are issued with a lower exercise price. During the three and six months ended June 30, 2016, the Company issued the Convertible Notes with a conversion price of $5.00, which was subsequently reduced to $1.10 and warrants with an exercise price of $0.10.

On June 30, 2016, the Company revalued the warrants using the following variables: (i) 22,500 warrants issued; (ii) stock price of $2.00; (iii) adjusted exercise price of $4.26; (iv) expected life of 3.5 years; (v) volatility of 150%; (vi) risk free rate of 0.8% for a total value of approximately $22,000, which adjusted the fair value valuation of the derivative by approximately $6,000 and $13,000 for the three and six months ended June 30, 2016, respectively.

Pursuant to the Merger Agreement and as a condition to the Fourth Amendment (defined below), the Company was required to make a cash payment of $500,000, issue the SOS Note and the SOS Warrant. The SOS Warrant contains a price protection feature that will automatically reduce the exercise price if the Company enters into another agreement pursuant to which warrants are issued with a lower exercise price after June 23, 2016.

On June 30, 2016, the Company evaluated the SOS Warrant using the following variables: (i) 200,000 warrants issued; (ii) stock price of $25.00; (iii) expected life of 2.0 years; (iv) volatility of 150%; (vi) risk free rate of 0.6% for a total value of approximately $164,000. This initial value was recorded as additional Merger consideration.

Debentures Conversion Derivative Liability

As of June 30, 2016, the Company had no outstanding 8% Convertible Debentures, the remaining balance of which was converted into Common Stock in connection with the consummation of the Merger at $5.00.

The following table provides a summary of the fair values of assets and liabilities measured at fair value (rounded to the nearest thousands):

June 30, 2016:

	Level 1	Level 2	Level 3	Total

Liability
Warrant liabilities	$-	$-	$(280,000)	$(280,000)
Total liability, at fair value	$-	$-	$(280,000)	$(280,000)

December 31, 2015:

	Level 1	Level 2	Level 3	Total

Liability
Executive employment agreements	$-	$-	$(223,000)	$(223,000)
Warrant liabilities	-	-	(56,000)	(56,000)
Convertible debenture conversion derivative liability	-	-	(6,000)	(6,000)
Total liability, at fair value	$-	$-	$(285,000)	$(285,000)

The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of June 30, 2016 and 2015:

	Conversion derivative liability	Bristol/ Heartland/SOS warrant liability	Incentive bonus	Total

Balance at January 1, 2016	$(6,000)	$(56,000)	$(223,000)	$(285,000)
Additional liability	-	(164,000)	-	(164,000)
Change in fair value of liability	(37,000)	(60,000)	223,000	126,000
Converted to equity	43,000	-	-	43,000
Balance at June 30, 2016	$-	$(280,000)	$-	$(280,000)

		Bristol/
	Conversion	Heartland
	derivative	warrant	Incentive
	liability	liability	bonus	Total

Balance at January 1, 2015	$1,249,000	$394,000	$40,000	$1,683,000
Additional liability	-	56,000	149,000	205,000
Change in fair value of liability	274,000	266,000	42,000	582,000
Balance at June 30, 2015	$1,523,000	$716,000	$231,000	$2,470,000

The Company did not have any transfers of assets or liabilities between Level 1, Level 2 or Level 3 of the fair value measurement hierarchy during the three and six months ended June 30, 2016 and June 30, 2015.

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value of its financial assets on a three-tier value hierarchy, which prioritizes the inputs, used in the valuation methodologies in measuring fair value:

⋅	Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
⋅	Level 2 – Other inputs that are directly or indirectly observable in the marketplace.
⋅	Level 3 – Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s interest rate Loan and Debentures are measured using Level 3 inputs.

Derivative Instruments

The Company determines its estimate of the fair value of derivative instruments using a market approach based on several factors, including quoted market prices in active markets, quotes from third parties, and the credit rating of its counterparty. The Company also performs an internal valuation to ensure the reasonableness of third-party quotes.

The types of derivative instruments utilized by the Company included commodity swaps. The oil derivative markets are highly active. Although the Company’s economic hedges are valued using public indices, the instruments themselves are traded with third-party counterparties and are not openly traded on an exchange. As such, the Company classifies these instruments as Level 2.

In evaluating counterparty credit risk, the Company assessed the possibility of whether the counterparty to the derivative would default by failing to make any contractually required payments. The Company considered that the counterparty is of substantial credit quality and has the financial resources and willingness to meet its potential repayment obligations associated with the derivative transactions.

The Company has no such derivative instruments at December 31, 2015 and 2014.

Asset Retirement Obligation

The fair value of the Company’s asset retirement obligation liability is calculated at the point of inception by taking into account, the cost of abandoning oil and gas wells, which is based on the Company’s and/or Industry’s historical experience for similar work, or estimates from independent third-parties; the economic lives of its properties, which are based on estimates from reserve engineers; the inflation rate; and the credit adjusted risk-free rate, which takes into account the Company’s credit risk and the time value of money. Given the unobservable nature of the inputs, the initial measurement of the asset retirement obligation liability is deemed to use Level 3 inputs.

Impairment.

The Company estimates the expected undiscounted future cash flows of its oil and natural gas properties and compares such amounts to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. The factors used to determine fair value are subject to management’s judgement and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costs using estimates or proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. These assumptions represent Level 3 inputs. Impairment of oil and gas assets for the year ended December 31, 2015 was $24.5 million. No impairment charges on proved oil and natural gas properties were recorded for the years ended December 31, 2014.

Executive Compensation

In September 2013, the Company announced the appointment of Abraham Mirman as its new president. In connection with Mr. Mirman’s appointment, the Company entered into an employment agreement with Mr. Mirman (the “Mirman Agreement”). The Mirman Agreement provides for an incentive bonus package that, depending upon the relative performance of the Company’s Common Stock compared to the performance of stocks of certain peer group companies as measured from Mr. Mirman’s initial date of employment through December 31, 2014, may result in a cash bonus payment to Mr. Mirman of up to 3.0 times his base salary. The incentive bonus is recorded as a liability and valued at each reporting period. The Company engaged a valuation firm (“VFIRM”) to complete a valuation of this incentive bonus. As of December 31, 2014, the Company recorded a liability of $40,000 for accrued compensation. As previously announced, on March 30, 2015, the Company entered into an amended and restated employment agreement, which we refer to as the Mirman CEO Agreement with Mr. Mirman. The Mirman CEO Agreement also provides for Mr. Mirman to receive a cash incentive bonus if certain production thresholds are achieved by the Company. Mr. Mirman’s new incentive bonus liability was valued by VFIRM at $104,000 at December 31, 2015. As of December 31, 2015, the Company provided for $87,000 of the bonus liability which represents the amount earned as of December 31, 2015.

On March 6, 2015, the Company announced the appointment of Kevin Nanke as its new Executive Vice President and Chief Financial Officer. Mr. Nanke will also receive a cash incentive bonus if certain production thresholds are achieved by the Company and a performance bonus of $100,000 if the Company achieves certain goals set forth in Mr. Nanke’s employment agreement. Mr. Nanke’s new incentive bonus liability was valued by VFIRM at $83,000 at December 31, 2015. As of December 31, 2015, provided for $69,000 of the liability which represents the amount earned as of that date.

On March 16, 2015, the Company entered into an employment agreement with Ariella Fuchs for services to be performed as General Counsel to the Company. Ms. Fuchs will also receive a cash incentive bonus if certain production thresholds are achieved by the Company. Ms. Fuchs’ new incentive bonus liability was valued by VFIRM at $80,000 at December 31, 2015. As of December 31, 2015, the Company has provided for $67,000 of the liability which represents the amount earned as of that date.

Change in Warrant Liability

On September 2, 2014, the Company entered into a Consulting Agreement with Bristol Capital, LLC, pursuant to which the Company issued to Bristol a warrant to purchase up to 100,000 shares of Common Stock at an exercise price of $20.00 per share (or, in the alternative, 100,000 options, but in no case both). The agreement has a price protection feature that will automatically reduce the exercise price if the Company enters into another consulting agreement pursuant to which warrants are issued with a lower exercise price. On December 31, 2014, the Company revalued the warrants/option using the following variables: (i) 100,000 total warrants/options issued (as stated above, the Company will only issue a total of 100,000 shares of Common Stock under the option or the warrant, but no more than 100,000 shares in the aggregate); (ii) stock price of $7.20; (iii) exercise price of $20.00; (iv) expected life of 4.67 years; (v) volatility of 96.78%; (vi) risk free rate of 1.10% for a total value of $394,000, which adjusted the change in fair value valuation of the derivative by $571,000.

On December 31, 2015, the Company revalued the warrants/options using the following variables: (i) 100,000 total warrants/options issued (as stated above, the Company will only issue a total of 100,000 shares of Common Stock under the option or the warrant, but no more than 100,000 shares in the aggregate); (ii) stock price of $2.00; (iii) exercise price of $20.00; (iv) expected life of 3.7 years; (v) volatility of 100%; risk free rate of 1.5% for a total value of $44,000, which adjusted the change in fair value valuation of the derivative by $350,000 for the year ended December 31, 2015.

On January 8, 2015, the Company entered into the Credit Agreement. In connection with the Credit Agreement, the Company issued to Heartland a warrant to purchase up to 22,500 shares of Common Stock at an exercise price of $25.00 with the initial advance, which contains an anti-dilution feature that will automatically reduce the exercise price if the Company enters into another agreement pursuant to which warrants are issued with a lower exercise price.

On December 31, 2015, the Company revalued the warrants using the following variables: (i) 22,500 warrants issued; (ii) stock price of $2.00; (iii) exercise price of $ 25.00; (iv) expected life of 4.0 years; (v) volatility of 100%; (vi) risk free rate of 1.5% for a total value of $12,000, which adjusted the change in fair value valuation of the derivative by $12,000 for the year ended December 31, 2015.

Debentures Conversion Derivative Liability

As of December 31, 2015, the Company had $6.85 million in remaining Debentures, which, subject to stockholder approval, were convertible at any time at the holders’ option into shares of Common Stock at $20.00 per share, or 342,323 underlying conversion shares prior to the execution of the Debenture Conversion Agreement. The Debentures have elements of a derivative due to the potential for certain adjustments, including both the conversion option and the price protection embedded in the Debentures. The conversion option allows the Debenture holders to convert their Debentures to underlying Common Stock at a conversion price of $20.00 per share, subject to certain adjustments, including the requirement to reset the conversion for any subsequent offering at a lower price per share amount. The Company values this conversion liability at each reporting period using a Monte Carlo pricing model.

At December 31, 2015 and 2014, the Company valued the conversion feature associated with the Debentures at $6,000 and $1.25 million, respectively. The Company used the following inputs to calculate the valuation of the derivative as of December 31, 2015: (i) volatility of 100%; (ii) conversion price of $20.00; (iii) stock price of $2.00; and (iv) present value of conversion feature of $0.016 per convertible share and as of December 31, 2014: (i) volatility of 70%; (ii) conversion price of $20.00; (iii) stock price of $7.20; and (iv) present value of conversion feature of $4.70 per convertible share.  The change in fair value valuation of the derivative was $1.24 million for the year ended December 31, 2015.

The following table provides a summary of the fair values of assets and liabilities measured at fair value:

December 31, 2015:

	Level 1	Level 2	Level 3	Total

Liability
Executive employment agreements	$-	$-	$(223,000)	$(223,000)
Warrant liabilities	-	-	(56,000)	(56,000)
Convertible debenture conversion derivative liability	-	-	(6,000)	(6,000)
Total liability, at fair value	$-	$-	$(285,000)	$(285,000)

December 31, 2014:

	Level 1	Level 2	Level 3	Total

Liability
Executive employment agreement	$-	$-	$(40,000)	$(40,000)
Warrant liabilities	-	-	(394,000)	(394,000)
Convertible debenture conversion derivative liability	-	-	(1,249,000)	(1,249,000)
Total liability, at fair value	$-	$-	$(1,683,000)	$(1,683,000)

The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of December 31, 2015 and 2014:

	Conversion derivative liability	Bristol/ Heartland warrant liability	Incentive bonus	Total

Balance at January 1, 2015	$1,249,000	$394,000	$40,000	$1,683,000
Additional liability	-	56,000	149,000	205,000
Change in fair value of liability	(1,243,000)	(394,000)	34,000	(1,603,000)
Balance at December 31, 2015	$6,000	$56,000	$223,000	$285,000

	Conversion derivative liability	Bristol warrant liability	Incentive bonus	Total

Balance at January 1, 2014	$605,000	$-	$145,000	$750,000
Additional liability	-	965,000	-	965,000
Change in fair value of liability	5,527,000	(571,000)	(105,000)	4,851,000
Reclassification from liability to equity	(4,883,000)	-	-	(4,883,000)
Balance at December 31, 2014	$1,249,000	$394,000	$40,000	$1,683,000

The Company did not have any transfers of assets or liabilities between Level 1, Level 2 or Level 3 of the fair value measurement hierarchy during the years ended December 31, 2015 and 2014.